Derivative Financial Instruments designated to Hedge Accounting	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Derivative Financial Instruments designated to Hedge Accounting	Derivative Financial Instruments designated to Hedge Accounting
The Group trades derivative financial instruments (SWAPs) to manage its overall exposures (inflation index and interest rate).
(i)Fair value hedge
In the year ended December 2022, the PagSeguro Group issued certificate of deposits with maturity in one-year from the execution date and interest rates correlated to the IPCA (Brazilian inflation rates) and interest fixed rates. For these certificate of deposits, the Company entered into swaps with the specific objective of protecting said deposits from fluctuations arising from inflation and high interest rates, changing them for CDI rates. All the amount, which includes principal and interest, are covered and the same due dates are applied. Below is the composition of the derivative financial instruments portfolio by type of instrument, liability value and fair value, financial instrument and MTM registered in profit and loss:

	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	708,454	710,475	2,021
Fixed rated CDB	1,368,325	1,370,304	1,980
Total	2,076,779	2,080,779	4,001

	Notional SWAP	SWAP	MTM (b)	Profit and Loss ((a)+(b))

IPCA CDB	(728,142)	(733,026)	(2,109)	(88)
Fixed rated CDB	(1,374,472)	(1,378,916)	(2,149)	(169)
Total	(2,102,614)	(2,111,942)	(4,258)	(257)
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks. Additionally, as the main financial assets and financial liabilities of the Company are measured by CDI, the PagSeguro Group’s strategy is to change any other risk factors to CDI. The PagSeguro Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors. The Company performs the hedging account effectiveness as each reporting date test and for 2022, this test was effective.